EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Retirement Benefits [Abstract]
Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Assets
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year
period ended February 23, 2019 and a statement of funded status as of February 23, 2019 and February 24, 2018 (in millions):

	Pension		Other Post-Retirement Benefits
	February 23, 2019	February 24, 2018	February 23, 2019	February 24, 2018
Change in projected benefit obligation:
Beginning balance	$2,351.8	$2,613.0	$26.9	$31.2
Service cost	52.4	49.8	1.0	1.0
Interest cost	85.8	88.3	0.5	0.9
Actuarial loss (gain)	0.5	(56.6)	(2.4)	(4.5)
Plan participant contributions	—	—	0.4	0.5
Benefit payments	(167.8)	(78.7)	(2.6)	(2.2)
Plan amendments	3.1	—	—	—
Settlements	—	(264.0)	—	—

Ending balance	$2,325.8	$2,351.8	$23.8	$26.9

Change in fair value of plan assets:
Beginning balance	$1,814.0	$1,934.8	$—	$—
Actual return on plan assets	3.6	201.6	—	—
Employer contributions	197.2	20.2	2.1	1.7
Plan participant contributions	—	—	0.4	0.5
Benefit payments (including settlements)	(167.8)	(342.6)	(2.5)	(2.2)

Ending balance	$1,847.0	$1,814.0	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.7)	$(6.8)	$(2.1)	$(2.2)
Other long-term liabilities	(472.1)	(531.0)	(21.7)	(24.7)

Funded status	$(478.8)	$(537.8)	$(23.8)	$(26.9)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in Accumulated other comprehensive income consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	February 23, 2019	February 24, 2018	February 23, 2019	February 24, 2018
Net actuarial gain	$(140.6)	$(256.4)	$(8.2)	$(6.0)
Prior service cost	3.1	0.3	5.6	9.3

	$(137.5)	$(256.1)	$(2.6)	$3.3

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets
Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 23, 2019 and February 24, 2018, is shown below (in millions):

	February 23, 2019	February 24, 2018
Projected benefit obligation	$2,325.8	$2,351.8
Accumulated benefit obligation	2,323.9	2,349.6
Fair value of plan assets	1,847.0	1,814.0

Schedule of Components of Net Pension and Post-retirement Expense
The following tables provide the components of net pension and post-retirement (income) expense (in millions):

	40 weeks ended
	Pension		Other post-retirement benefits
	November 30, 2019	December 1, 2018	November 30, 2019	December 1, 2018
Estimated return on plan assets	$(84.6)	$(86.6)	$—	$—
Service cost	11.3	40.3	0.4	0.8
Interest cost	62.0	66.0	0.5	0.4
Amortization of prior service cost	0.3	—	2.8	2.8
Amortization of net actuarial loss (gain)	0.4	(4.8)	(0.3)	(0.2)

(Income) expense, net	$(10.6)	$14.9	$3.4	$3.8

The following table provides the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income (in millions):

	Pension		Other Post- Retirement Benefits
	Fiscal 2018	Fiscal 2017	Fiscal 2018	Fiscal 2017
Components of net expense:
Estimated return on plan assets	$(112.6)	$(119.6)	$—	$—
Service cost	52.4	49.8	1.0	1.0
Interest cost	85.8	88.3	0.5	0.9
Amortization of prior service cost	0.1	0.1	3.7	3.7
Amortization of net actuarial (gain) loss	(6.3)	0.4	(0.2)	(0.1)
Collington acquisition	—	—	—	—
Gain due to settlement accounting	—	(25.4)	—	—
Loss due to curtailment accounting	0.1	—	—	—

Net expense (benefit)	19.5	(6.4)	5.0	5.5

Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	109.4	(138.6)	(2.4)	(4.5)
Gain due to settlement accounting	—	25.4	—	—
Loss due to curtailment accounting	(0.1)	—	—	—
Amortization of net actuarial gain (loss)	6.3	(0.4)	0.2	0.1
Prior service cost	3.1	—	—	—
Amortization of prior service cost	(0.1)	(0.1)	(3.7)	(3.7)

Total recognized in Other comprehensive (loss) income	118.6	(113.7)	(5.9)	(8.1)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	$138.1	$(120.1)	$(0.9)	$(2.6)

Schedule of Assumptions Used
The weighted average actuarial assumptions used to determine year-end
projected benefit obligations for pension plans were as follows:

	February 23, 2019	February 24, 2018
Discount rate	4.17%	4.12%
Rate of compensation increase	2.87%	2.87%
The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 23, 2019	February 24, 2018
Discount rate	4.12%	4.21%
Expected return on plan assets:	6.38%	6.40%

Schedule of Allocation of Plan Assets
The fair value of the Company’s pension plan assets as of February 23, 2019, excluding pending transactions of $79.5 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$10.8	$1.6	$9.2	$—	$—
Short-term investment collective trust(2)	73.3	—	73.3	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	254.5	254.5	—	—	—
International common stock	64.0	64.0	—	—	—
Collective trust funds(2)	649.9	—	—	—	649.9
Corporate bonds(4)	126.0	—	126.0	—	—
Mortgage- and other asset-backed securities(5)	42.8	—	42.8	—	—
Mutual funds(6)	257.2	139.9	29.2	—	88.1
U.S. government securities(7)	362.5	—	362.5	—	—
Other securities(8)	85.5	—	51.6	—	33.9

Total	$1,926.5	$460.0	$694.6	$—	$771.9

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.
(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.
The fair value of the Company’s pension plan assets as of February 24, 2018, excluding pending transactions of $87.4 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$6.5	$1.5	$5.0	$—	$—
Short-term investment collective trust(2)	67.0	—	67.0	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	244.7	244.7	—	—	—
International common stock	59.0	59.0	—	—	—
Collective trust funds(2)	686.0	—	1.3	—	684.7
Corporate bonds(4)	118.7	—	118.7	—	—
Mortgage- and other asset-backed securities(5)	45.2	—	45.2	—	—
Mutual funds(6)	254.3	146.0	21.3	—	87.0
U.S. government securities(7)	354.5	—	354.5	—	—
Other securities(8)	65.5	0.1	26.6	—	38.8

Total	$1,901.4	$451.3	$639.6	$—	$810.5

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.
(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.
The following table summarizes actual allocations for the Safeway Plan which had $1.6 billion in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target	February 23, 2019	February 24, 2018
Equity	65%	62.5%	65.0%
Fixed income	35%	35.6%	35.5%
Cash and other	—%	1.9%	(0.5)%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw’s Plan which had approximately $247 million in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target	February 23, 2019	February 24, 2018
Equity	65%	60.5%	65.4%
Fixed income	35%	35.9%	32.2%
Cash and other	—%	3.6%	2.4%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the United Plan which had approximately $33 million in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target(1)	February 23, 2019	February 24, 2018
Equity	50%	50.3%	50.1%
Fixed income	50%	50.0%	47.9%
Cash and other	—%	(0.3)%	2.0%

Total	100%	100.0%	100.0%

(1)	The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target.

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2019	$275.7	$2.3
2020	185.1	2.1
2021	179.6	2.1
2022	174.6	2.0
2023	171.3	1.9
2024 – 2028	734.5	8.6

Schedule of Multiemployer Plans
The following tables contain information about the Company’s multiemployer plans:

	EIN - PN	Pension Protection Act zone status(1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2018	2017	2017	2016
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(4)	951939092 - 001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust(6)	916069306 - 001	Green	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097 - 001	Red	Red	Yes	Yes	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund(5)	236209656 - 001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
UFCW International Union—Industry Pension Fund(5)	516055922 - 001	Green	Green	Yes	No	No
Mid Atlantic Pension Fund	461000515 - 001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Yellow	Red	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377 - 001	Green	Green	Yes	Yes	No

	Contributions of Company (in millions)			Surcharge imposed(2)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(3)
Pension fund	2018	2017	2016				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$104.4	$110.2	$98.9	No	10/13/2018 to 7/27/2020	63	56	10/13/2018
Western Conference of Teamsters Pension Plan	63.7	61.2	59.1	No	3/16/2019 to 10/1/2022	51	15	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(4)	108.4	92.4	63.9	No	3/11/2018 to 3/6/2021	47	43	3/3/2019
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	20.4	20.4	33.8	No	10/26/2019 to 2/22/2020	21	16	10/26/2019
Sound Retirement Trust(6)	39.1	32.1	33.1	Yes	10/13/2018 to 10/16/2021	118	22	5/4/2019
Bakery and Confectionery Union and Industry International Pension Fund	17.4	16.6	17.1	Yes	9/3/2011 to 1/22/2022	92	28	9/6/2020
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	14.0	15.8	16.7	No	1/31/2018 to 1/25/2022	5	2	3/20/2020
Rocky Mountain UFCW Unions & Employers Pension Plan	10.8	10.8	11.0	Yes	1/12/2019 to 6/11/2022	81	30	2/23/2019
UFCW Local 152 Retail Meat Pension Fund(5)	10.8	11.0	10.8	No	5/2/2020	4	4	5/2/2020
Desert States Employers & UFCW Unions Pension Plan	9.1	9.3	9.1	Yes	5/9/2019 to 11/5/2022	16	13	10/24/2020
UFCW International Union—Industry Pension Fund(5)	13.1	12.4	8.6	No	8/25/2018 to 11/5/2022	27	8	6/11/2022
Mid Atlantic Pension Fund	6.6	6.8	6.9	No	10/26/2019 to 2/22/2020	19	16	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	7.1	6.6	5.4	No	5/19/2018 to 12/13/2020	7	2	3/3/2019
Oregon Retail Employees Pension Trust	7.6	6.6	2.3	No	9/1/2016 to 12/6/2019	111	25	8/4/2018
Other funds	18.6	19.0	22.4

Total Company contributions to U.S. multiemployer pension plans	$451.1	$431.2	$399.1

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65% - 79%, and Red Zone plans have a funding ratio less than 65%.
(2)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 23, 2019, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.
(3)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.
(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2018 and March 31, 2017.
(5)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2017 and June 30, 2016.
(6)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2017 and September 30, 2016.